Subsequent events (Details) $ / shares in Units, $ in Millions						1 Months Ended		3 Months Ended	6 Months Ended
	Mar. 31, 2025 Vote shares	Mar. 06, 2025 USD ($) $ / shares shares	Oct. 08, 2024	Oct. 08, 2024 item	Aug. 22, 2024	Apr. 30, 2025 shares	Mar. 31, 2025 shares	Feb. 28, 2025 shares	Feb. 28, 2025 shares	Aug. 31, 2024 $ / shares	Dec. 13, 2023 $ / shares
Subsequent events
Ratio to the conversion of stock split	10		9		15
Number of Voting Common Shares issued to third parties in exchange for services | shares								15,984	28,451
Number of reverse stock splits	1		1	3	1
Series A Convertible Preferred Shares | Derivatives
Subsequent events
Minimum conversion price per share										$ 40.5
Ratio to the conversion of stock split		0.0074
Conversion price per share		$ 40.5									$ 1,417.5
Issue of voting common shares
Subsequent events
Ratio to the conversion of stock split	10
Number of Voting Common Shares issued to third parties in exchange for services | shares						6,318	6,318
Number of reverse stock splits | Vote	1
Additional voting common shares | shares	65,664
Litigation for maintaining floor for the conversion price | Series A Convertible Preferred Shares | Derivatives
Subsequent events
Minimum conversion price per share of preferred stock		0.3
Minimum conversion price per share		0.3
Conversion price per share		$ 1.23
Number of shares of the award the plaintiff seeks | shares		101,600
Amount of the award the plaintiff seeks | $		$ 2